Trade and Other Receivables (Details) - Schedule of Other Receivables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Receivables [Abstract]
VAT / GST receivables	$ 513,334	$ 2,827,070
Other receivables	696,968	158,231
Receivables from affiliated entities	1,433,243	959,935
Prepayments	1,768,923	560,946
Related party receivables	75,000	655,683
Prepaid mining license	842,989	843,342
Total	$ 5,330,457	$ 6,005,207